CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Payable, Accrued and Other Liabilities (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 USD ($)
Accounts Payable, Accrued and Other Liabilities
Trade accounts payable and accrued liabilities	₽ 72,635		₽ 54,854		$ 1,032.7
Liabilities under the reverse factoring program	20,702		3,110		294.3
Salary and other compensation expenses payable/accrued to employees	11,424		6,022		162.4
Operating lease liabilities, current (Note 8)	₽ 10,963		₽ 10,525		$ 155.9
Operating lease liabilities - current , Balance sheet location	Total accounts payable and accrued liabilities		Total accounts payable and accrued liabilities		Total accounts payable and accrued liabilities
Content liabilities	₽ 3,353		₽ 5,410		$ 47.7
Finance lease liability, current (Note 8)	₽ 2,788		₽ 1,467		$ 39.6
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accounts payable and accrued liabilities		Total accounts payable and accrued liabilities		Total accounts payable and accrued liabilities
Bank deposits and liabilities	₽ 578		₽ 87		$ 8.2
Accounts payable for acquisition of businesses	373		80		5.3
Total accounts payable and accrued liabilities	122,816		81,555		1,746.1
INCOME TAX
Income tax payable	2,511		1,201		$ 35.7
Revenues
Revenues related to sales of goods	₽ 91,998	$ 1,308.0	₽ 55,910	₽ 20,145